EMPLOYEE BENEFITS (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 3,713,099	R$ 3,572,869	R$ 3,584,243
Plan assets percentage	100.00%	100.00%	100.00%
Variable Income [Member]
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 190,455	R$ 193,948	R$ 195,032
Plan assets percentage	5.13%	5.43%	5.44%
Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 3,143,056	R$ 3,106,206	R$ 3,127,736
Plan assets percentage	84.65%	86.94%	87.26%
Real Estates [Member]
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 201,870	R$ 207,223	R$ 190,474
Plan assets percentage	5.44%	5.80%	5.31%
Others Plan Assets [Member]
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 177,718	R$ 65,492	R$ 71,001
Plan assets percentage	4.79%	1.83%	1.98%